Promissory Notes Payable – Related Party Officer and His Affiliates (Details) - USD ($)				9 Months Ended	12 Months Ended
	Apr. 28, 2023	Apr. 12, 2023	Apr. 25, 2022	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jan. 02, 2023	Dec. 31, 2020	Sep. 30, 2020	Apr. 15, 2020	Jan. 27, 2020	Sep. 13, 2016
Promissory Notes Payable – Related Party Officer and His Affiliates (Details) [Line Items]
Daily interest												18.00%
Interest rates							26.00%
Repaid amount				$ 90,000	$ 222,000					$ 840,000
Charged to interest expense	$ 31,250
Percentage owned		100.00%
Principal and accrued interest amount		$ 8,546,334									$ 3,850
Chief Executive Officer [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates (Details) [Line Items]
Repaid amount								$ 14,250
Bantec [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates (Details) [Line Items]
Advances paid				155,500
Repaid amount				26,450
Fees				129,050
Interest charged				4,576
Bantec Sanitizing LLC [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates (Details) [Line Items]
Advances paid				14,562
Repaid amount				1,000
Fees				13,562
Interest charged				1,664
HowCo [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates (Details) [Line Items]
Advances paid				75,000
Repaid amount				42,250
Fees				7,570
Interest charged				40,320
Weekly payments				3,250
Letter of Credit [Member] | Chief Executive Officer [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates (Details) [Line Items]
Advance amount							$ 100,000		$ 64,940
Line of Credit [Member] | Chief Executive Officer [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates (Details) [Line Items]
Daily interest							0.07%
Repaid amount									$ 132,803
Promissory Notes Payable [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates (Details) [Line Items]
Advances paid						$ 40,000
Promissory note			$ 50,000
Payments			1,570
Interest			$ 28,500
Principal amount				0	$ 13,527	$ 0
Charged to interest expense				$ 4,713